Schedule of Investments (unaudited)	iShares® MSCI EAFE Growth ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.9%
Ampol Ltd.	330,646	$5,767,065
APA Group	828,499	5,577,777
Aristocrat Leisure Ltd.	842,111	19,988,296
ASX Ltd.	270,479	11,719,440
Brambles Ltd.	2,007,785	15,031,751
Cochlear Ltd.	92,011	11,753,817
Coles Group Ltd.	1,866,738	19,517,974
Commonwealth Bank of Australia	1,192,220	79,934,470
Computershare Ltd.	760,746	12,314,986
CSL Ltd.	672,556	120,397,884
Domino’s Pizza Enterprises Ltd.	83,289	3,395,996
Endeavour Group Ltd./Australia	1,882,505	8,616,794
Evolution Mining Ltd.	2,585,253	3,429,466
Goodman Group	2,348,892	25,557,600
IDP Education Ltd.(a)	293,686	5,540,912
Macquarie Group Ltd.	334,899	36,330,780
Medibank Pvt Ltd.	1,946,639	3,505,250
Mineral Resources Ltd.	238,506	11,181,585
National Australia Bank Ltd.	4,486,715	93,198,233
Newcrest Mining Ltd.	1,244,884	13,787,434
Northern Star Resources Ltd.	1,622,051	9,052,826
Orica Ltd.	574,329	5,108,792
Qantas Airways Ltd.(b)	658,841	2,461,935
QBE Insurance Group Ltd.	1,038,004	8,132,721
Ramsay Health Care Ltd.	166,942	6,261,852
REA Group Ltd.	74,262	5,755,740
Reece Ltd.(a)	319,845	3,176,019
SEEK Ltd.	472,829	6,508,900
Sonic Healthcare Ltd.	637,820	13,353,071
Telstra Group Ltd., NVS	2,024,037	5,075,127
Transurban Group	4,287,168	36,367,814
Treasury Wine Estates Ltd.	1,011,781	8,384,399
Washington H Soul Pattinson & Co. Ltd.	302,264	5,409,333
Wesfarmers Ltd.	1,583,875	45,962,504
WiseTech Global Ltd.	206,242	7,627,447
Woolworths Group Ltd.	1,692,698	35,746,021
		710,932,011
Austria — 0.1%
Verbund AG	95,386	7,472,047

Belgium — 0.8%
Anheuser-Busch InBev SA/NV	606,370	30,330,862
D’ieteren Group	34,986	5,822,651
Elia Group SA/NV	46,386	5,864,688
Groupe Bruxelles Lambert NV	92,807	6,842,324
Sofina SA	21,703	4,232,058
UCB SA	88,717	6,686,403
Umicore SA	291,967	9,624,957
Warehouses De Pauw CVA	225,704	5,792,901
		75,196,844
Denmark — 4.8%
AP Moller - Maersk A/S, Class A	2,787	5,575,908
Carlsberg AS, Class B	47,598	5,604,455
Chr Hansen Holding A/S	147,895	8,214,240
Coloplast A/S, Class B	166,021	18,506,388
Demant A/S(b)	128,732	3,515,317
DSV A/S	261,662	35,357,925
Genmab A/S(b)	91,787	35,357,045
Security	Shares	Value

Denmark (continued)
GN Store Nord A/S(a)	182,031	$3,868,399
Novo Nordisk A/S, Class B	2,313,946	251,598,240
Novozymes A/S, Class B	287,501	15,091,087
Orsted AS(c)	92,751	7,652,491
Pandora A/S	126,751	6,667,544
Rockwool A/S, Class B	12,486	2,486,637
Tryg A/S	253,132	5,475,051
Vestas Wind Systems A/S	1,410,143	27,799,086
		432,769,813
Finland — 0.8%
Elisa OYJ	70,286	3,396,662
Kesko OYJ, Class B	382,873	7,450,959
Kone OYJ, Class B	164,670	6,742,543
Neste OYJ	590,861	25,896,526
Nokia OYJ	2,652,379	11,786,941
Orion OYJ, Class B	52,870	2,432,982
Stora Enso OYJ, Class R	771,229	10,055,906
		67,762,519
France — 14.0%
Accor SA(b)	155,882	3,735,159
Aeroports de Paris(b)	27,257	3,685,982
Air Liquide SA	730,952	95,618,525
Airbus SE	826,231	89,401,260
BioMerieux	58,217	5,150,953
Bureau Veritas SA	412,198	10,197,887
Capgemini SE	228,643	37,472,462
Cie. de Saint-Gobain	348,039	14,228,158
Dassault Aviation SA	35,241	5,233,934
Dassault Systemes SE	931,216	31,213,213
Edenred	348,897	17,886,611
Eiffage SA(a)	58,603	5,298,987
EssilorLuxottica SA	260,937	41,261,485
Eurofins Scientific SE	188,303	12,054,176
Getlink SE	610,131	9,655,009
Hermes International	44,200	57,211,819
Ipsen SA	53,098	5,456,764
Kering SA	104,614	47,909,117
La Francaise des Jeux SAEM(c)	145,366	4,737,269
Legrand SA	373,487	28,461,432
L’Oreal SA	337,322	105,920,516
LVMH Moet Hennessy Louis Vuitton SE	387,959	244,800,027
Pernod Ricard SA	292,413	51,321,748
Remy Cointreau SA	32,328	4,944,175
Safran SA	477,059	53,130,007
Sartorius Stedim Biotech	38,342	12,167,406
Schneider Electric SE	758,350	95,898,139
SEB SA	12,531	815,788
Sodexo SA	123,989	10,983,231
Teleperformance	82,026	21,977,212
Thales SA	149,106	18,963,286
Ubisoft Entertainment SA(b)	66,536	1,825,475
Valeo	189,199	3,116,670
Veolia Environnement SA	928,824	20,727,646
Vinci SA	745,903	68,650,635
Vivendi SE	1,009,879	8,265,833
Wendel SE	36,993	2,896,622
Worldline SA/France(b)(c)	333,487	14,555,525
		1,266,830,143

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany — 4.8%
adidas AG	241,330	$23,557,443
Bechtle AG	112,979	3,903,034
Beiersdorf AG	140,957	13,531,192
Brenntag SE	214,739	13,029,565
Carl Zeiss Meditec AG, Bearer	56,468	6,835,064
Delivery Hero SE(b)(c)	146,744	4,829,182
Deutsche Boerse AG	265,760	43,217,795
Deutsche Lufthansa AG, Registered(b)	549,275	3,755,395
Deutsche Post AG, Registered	484,866	17,139,909
Deutsche Telekom AG, Registered	2,262,294	42,701,898
E.ON SE	1,101,596	9,224,747
GEA Group AG	210,574	7,360,497
HelloFresh SE(b)	231,908	4,635,647
Infineon Technologies AG	1,823,713	44,253,243
Knorr-Bremse AG	66,549	2,996,085
Merck KGaA	180,471	29,410,456
MTU Aero Engines AG	74,733	13,374,080
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	97,966	25,860,648
Nemetschek SE	81,280	3,875,183
Puma SE	147,960	6,541,436
Rational AG	7,177	4,045,677
Rheinmetall AG	60,479	9,830,960
SAP SE	510,191	49,107,293
Scout24 SE(c)	112,706	5,775,615
Siemens Healthineers AG(c)	394,743	18,084,181
Symrise AG	185,561	18,940,673
Zalando SE(b)(c)	312,243	7,196,628
		433,013,526
Hong Kong — 2.5%
AIA Group Ltd.	16,848,600	127,624,610
Budweiser Brewing Co. APAC Ltd.(a)(c)	2,405,300	5,062,490
ESR Group Ltd.(c)	2,799,400	4,773,961
Futu Holdings Ltd., ADR(a)(b)	83,382	2,823,315
Galaxy Entertainment Group Ltd.(a)	3,046,000	13,916,105
Hong Kong Exchanges & Clearing Ltd.	1,689,500	44,845,408
Sands China Ltd.(b)	3,396,000	5,936,969
SITC International Holdings Co. Ltd.	1,218,000	1,994,836
Techtronic Industries Co. Ltd.	1,922,500	18,203,704
WH Group Ltd.(c)	4,077,500	2,059,183
Xinyi Glass Holdings Ltd.	887,000	1,139,933
		228,380,514
Ireland — 0.8%
Flutter Entertainment PLC, Class DI(b)	232,288	30,678,104
James Hardie Industries PLC	623,364	13,609,895
Kerry Group PLC, Class A	222,377	19,314,517
Kingspan Group PLC	215,827	10,881,283
		74,483,799
Israel — 0.8%
Azrieli Group Ltd.	21,246	1,574,020
Bezeq The Israeli Telecommunication Corp. Ltd.	2,898,920	5,131,771
Check Point Software Technologies Ltd.(b)	144,354	18,654,867
Elbit Systems Ltd.	37,262	7,539,417
ICL Group Ltd.	992,509	8,950,049
Israel Discount Bank Ltd., Class A	611,760	3,478,521
Mizrahi Tefahot Bank Ltd.	108,560	4,103,736
Nice Ltd.(b)	88,296	16,641,078
Tower Semiconductor Ltd.(b)	153,145	6,544,778
Security	Shares	Value

Israel (continued)
Wix.com Ltd.(a)(b)	40,382	$3,396,126
		76,014,363
Italy — 1.1%
Amplifon SpA	175,142	4,351,219
Atlantia SpA	243,908	5,440,981
DiaSorin SpA	35,410	4,629,349
Ferrari NV	175,986	34,693,575
FinecoBank Banca Fineco SpA	301,639	4,064,763
Infrastrutture Wireless Italiane SpA(c)	473,382	4,178,147
Moncler SpA	285,038	12,297,737
Nexi SpA(b)(c)	736,560	6,367,916
Prysmian SpA	357,406	11,632,889
Recordati Industria Chimica e Farmaceutica SpA	146,878	5,518,425
Telecom Italia SpA/Milano(a)(b)	9,232,816	1,806,325
		94,981,326
Japan — 21.9%
Advantest Corp.	265,300	13,965,808
Aeon Co. Ltd.	455,900	8,502,802
Ajinomoto Co. Inc.	651,000	17,904,590
ANA Holdings Inc.(b)	112,600	2,188,799
Asahi Intecc Co. Ltd.	302,200	5,148,018
Astellas Pharma Inc.	910,200	12,559,105
Azbil Corp.	159,900	4,345,390
Bandai Namco Holdings Inc.	278,500	18,409,649
Capcom Co. Ltd.	244,400	6,797,972
Chubu Electric Power Co. Inc.	316,500	2,576,285
Chugai Pharmaceutical Co. Ltd.	938,300	21,742,153
CyberAgent Inc.	595,500	4,892,138
Daifuku Co. Ltd.	142,400	6,518,350
Daiichi Sankyo Co. Ltd.	2,447,300	78,339,933
Daikin Industries Ltd.	348,700	52,230,790
Denso Corp.	605,600	30,047,390
Disco Corp.	39,200	9,375,876
East Japan Railway Co.	145,900	7,774,335
Eisai Co. Ltd.	352,100	21,232,737
FANUC Corp.	267,300	34,976,637
Fast Retailing Co. Ltd.	81,600	45,462,718
Fuji Electric Co. Ltd.	61,600	2,381,762
Fujitsu Ltd.	273,800	31,503,026
GLP J-Reit	2,989	3,099,839
GMO Payment Gateway Inc.	58,800	4,228,063
Hakuhodo DY Holdings Inc.	165,300	1,392,776
Hamamatsu Photonics KK	197,600	8,939,679
Hankyu Hanshin Holdings Inc.	320,200	9,510,176
Hikari Tsushin Inc.	10,000	1,207,944
Hirose Electric Co. Ltd.	28,000	3,632,197
Hitachi Construction Machinery Co. Ltd.	149,800	2,930,691
Hoshizaki Corp.	77,800	2,228,968
Hoya Corp.	515,000	47,875,087
Ibiden Co. Ltd.	153,900	5,187,560
Isuzu Motors Ltd.	286,600	3,370,318
Ito En Ltd.	74,600	2,627,436
ITOCHU Corp.	1,075,700	27,800,967
Itochu Techno-Solutions Corp.	136,200	3,157,625
Japan Airlines Co. Ltd.(b)	66,400	1,240,228
Japan Exchange Group Inc.	702,400	9,230,788
JSR Corp.	166,200	3,157,969
Kakaku.com Inc.	184,900	3,127,211
Kao Corp.	232,800	8,695,529

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Keio Corp.	144,211	$5,056,112
Keisei Electric Railway Co. Ltd.	180,700	4,796,153
Keyence Corp.	271,748	102,466,671
Kikkoman Corp.	203,600	11,033,092
Kintetsu Group Holdings Co. Ltd.	84,600	2,859,048
Kobayashi Pharmaceutical Co. Ltd.	74,700	3,964,089
Kobe Bussan Co. Ltd.	209,800	4,550,690
Koei Tecmo Holdings Co. Ltd.	166,100	2,506,271
Koito Manufacturing Co. Ltd.	292,400	4,151,154
Komatsu Ltd.	1,292,200	25,314,440
Konami Group Corp.	126,900	5,562,192
Kose Corp.	46,700	4,661,615
Kubota Corp.	499,200	6,963,636
Kurita Water Industries Ltd.	145,900	5,340,665
Kyowa Kirin Co. Ltd.	186,800	4,399,454
Lasertec Corp.	107,300	15,076,814
M3 Inc.	616,800	18,380,748
Makita Corp.	110,800	2,024,705
McDonald’s Holdings Co. Japan Ltd.	120,600	4,186,900
MINEBEA MITSUMI Inc.	506,200	7,480,840
MISUMI Group Inc.	395,100	8,415,411
Mitsubishi Heavy Industries Ltd.	446,500	15,379,271
Mitsui & Co. Ltd.	975,400	21,584,795
Mitsui Fudosan Co. Ltd.	1,271,500	24,347,145
MonotaRO Co. Ltd.	350,700	5,323,574
Murata Manufacturing Co. Ltd.	802,900	38,008,817
NEC Corp.	344,200	11,393,326
Nexon Co. Ltd.	688,700	11,524,860
Nidec Corp.	625,000	34,364,993
Nihon M&A Center Holdings Inc.	425,100	4,796,744
Nintendo Co. Ltd.	1,541,800	62,595,681
Nippon Paint Holdings Co. Ltd.	1,161,200	7,400,352
Nippon Prologis REIT Inc.	1,489	3,124,357
Nippon Sanso Holdings Corp.	241,000	3,837,063
Nippon Shinyaku Co. Ltd.	67,200	3,720,611
Nissan Chemical Corp.	178,800	8,048,749
Nissin Foods Holdings Co. Ltd.	87,500	5,663,775
Nitori Holdings Co. Ltd.	111,800	10,130,981
Nitto Denko Corp.	199,800	10,526,607
Nomura Research Institute Ltd.	469,570	10,391,677
NTT Data Corp.	882,100	12,776,204
Obic Co. Ltd.	96,600	14,496,078
Odakyu Electric Railway Co. Ltd.	412,000	4,897,835
Olympus Corp.	1,721,100	36,288,514
Omron Corp.	260,000	12,125,969
Ono Pharmaceutical Co. Ltd.	514,200	12,100,951
Open House Group Co. Ltd.	115,100	4,094,038
Oracle Corp. Japan	54,600	2,908,624
Oriental Land Co. Ltd./Japan	279,500	37,432,773
Otsuka Corp.	81,000	2,550,863
Otsuka Holdings Co. Ltd.	543,100	17,408,796
Pan Pacific International Holdings Corp.	531,500	8,722,298
Persol Holdings Co. Ltd.	246,100	4,927,497
Rakuten Group Inc.	614,500	2,743,353
Recruit Holdings Co. Ltd.	2,012,400	61,923,895
Renesas Electronics Corp.(b)	1,628,200	13,621,108
Rohm Co. Ltd.	121,600	8,544,173
SCSK Corp.	142,800	2,106,794
Secom Co. Ltd.	188,500	10,738,934
Sekisui Chemical Co. Ltd.	184,600	2,305,289
Security	Shares	Value

Japan (continued)
SG Holdings Co. Ltd.	404,100	$5,354,766
Shimadzu Corp.	329,800	8,687,876
Shimano Inc.	101,200	15,660,009
Shin-Etsu Chemical Co. Ltd.	524,700	54,532,037
Shionogi & Co. Ltd.	183,700	8,530,521
Shiseido Co. Ltd.	556,600	19,223,406
SMC Corp.	80,100	32,152,303
Sony Group Corp.	1,761,400	118,779,364
Square Enix Holdings Co. Ltd.	119,500	5,332,333
SUMCO Corp.	487,300	6,176,444
Sumitomo Metal Mining Co. Ltd.	226,200	6,340,574
Suntory Beverage & Food Ltd.	95,800	3,205,150
Sysmex Corp.	234,500	12,621,694
T&D Holdings Inc.	372,300	3,682,122
TDK Corp.	540,700	16,890,578
Terumo Corp.	898,500	27,268,575
TIS Inc.	317,100	8,549,563
Tobu Railway Co. Ltd.	264,000	6,106,974
Toho Co. Ltd./Tokyo	99,500	3,538,067
Tokio Marine Holdings Inc.	2,566,200	46,461,455
Tokyo Electric Power Co. Holdings Inc.(b)	753,200	2,453,598
Tokyo Electron Ltd.	208,500	54,855,606
Tokyu Corp.	742,600	8,562,549
Toshiba Corp.	542,200	18,815,171
TOTO Ltd.	97,300	2,775,255
Trend Micro Inc/Japan	92,600	4,669,215
Unicharm Corp.	563,000	17,110,369
USS Co. Ltd.	152,300	2,298,015
Welcia Holdings Co. Ltd.	129,000	2,696,279
Yakult Honsha Co. Ltd.	178,800	9,905,329
Yamaha Corp.	196,400	7,414,935
Yamaha Motor Co. Ltd.	145,800	3,009,684
Yamato Holdings Co. Ltd.	408,000	6,042,184
Yaskawa Electric Corp.	333,800	9,242,685
Yokogawa Electric Corp.	207,200	3,464,612
Z Holdings Corp.	2,423,600	6,254,725
ZOZO Inc.	174,600	3,704,697
		1,977,954,097
Netherlands — 6.5%
Adyen NV(b)(c)	30,221	43,143,463
Akzo Nobel NV	253,864	15,672,405
Argenx SE(b)	50,026	19,422,613
ASM International NV	65,126	14,407,154
ASML Holding NV	568,033	266,456,668
Davide Campari-Milano NV	733,609	6,588,044
Euronext NV(c)	119,711	7,597,918
Heineken Holding NV	49,793	3,397,584
Heineken NV	361,972	30,237,038
IMCD NV	79,887	10,360,895
JDE Peet’s NV	141,835	4,060,041
Just Eat Takeaway.com NV(a)(b)(c)	89,951	1,543,566
Koninklijke DSM NV	243,999	28,701,682
Koninklijke Philips NV	618,605	7,846,929
OCI NV	148,383	5,675,336
Prosus NV	1,158,803	50,108,572
QIAGEN NV(b)	322,729	13,936,453
Universal Music Group NV	1,018,580	20,000,274
Wolters Kluwer NV	366,467	38,940,239
		588,096,874

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand — 0.3%
Auckland International Airport Ltd.(b)	1,754,869	$7,845,000
Fisher & Paykel Healthcare Corp. Ltd.	808,594	9,189,686
Xero Ltd.(b)	188,302	9,350,827
		26,385,513
Norway — 0.4%
Adevinta ASA(b)	412,652	2,824,755
Aker BP ASA	441,377	14,020,935
Kongsberg Gruppen ASA	126,026	4,519,343
Mowi ASA	568,048	8,478,558
Salmar ASA	82,813	2,807,497
		32,651,088
Portugal — 0.1%
Jeronimo Martins SGPS SA	397,124	8,217,690

Singapore — 1.4%
Capitaland Investment Ltd/Singapore	3,640,500	7,742,050
DBS Group Holdings Ltd.	1,265,700	30,599,946
Genting Singapore Ltd.	8,512,500	4,840,820
Grab Holdings Ltd., Class A(b)	1,814,514	4,717,736
Sea Ltd., ADR(a)(b)	505,076	25,092,176
Singapore Airlines Ltd.(b)	1,223,500	4,538,336
Singapore Exchange Ltd.	657,000	3,906,934
Singapore Technologies Engineering Ltd.	2,191,000	5,107,954
Singapore Telecommunications Ltd.	11,545,100	20,327,972
United Overseas Bank Ltd.	578,900	11,357,315
Venture Corp. Ltd.	387,800	4,364,048
		122,595,287
Spain — 1.5%
Acciona SA	34,659	6,240,755
Aena SME SA(b)(c)	104,998	12,340,563
Amadeus IT Group SA(b)	407,560	21,256,399
Cellnex Telecom SA(c)	759,144	24,846,960
EDP Renovaveis SA	263,174	5,537,833
Ferrovial SA	438,708	10,721,302
Industria de Diseno Textil SA	1,523,772	34,586,876
Repsol SA	712,278	9,690,161
Siemens Gamesa Renewable Energy SA(b)	335,067	5,940,289
		131,161,138
Sweden — 4.3%
Alfa Laval AB	411,336	10,125,159
Assa Abloy AB, Class B	1,399,564	28,260,096
Atlas Copco AB, Class A	3,751,894	40,044,897
Atlas Copco AB, Class B	2,193,171	21,210,504
Embracer Group AB(a)(b)	897,091	4,315,681
Epiroc AB, Class A	922,193	14,117,343
Epiroc AB, Class B	547,116	7,346,221
EQT AB	417,007	8,206,672
Evolution AB(c)	255,211	23,806,764
Fastighets AB Balder, Class B(b)	887,582	3,331,665
Getinge AB, Class B	321,160	6,517,294
Hexagon AB, Class B	2,719,967	26,889,288
Holmen AB, Class B	86,158	3,126,710
Industrivarden AB, Class A	115,888	2,624,619
Industrivarden AB, Class C	137,270	3,082,455
Indutrade AB	378,423	6,625,412
Investment AB Latour, Class B	208,530	3,522,546
Investor AB, Class A	698,184	11,872,446
Investor AB, Class B	2,543,228	41,507,032
Kinnevik AB, Class B(b)	334,496	4,132,176
Security	Shares	Value

Sweden (continued)
L E Lundbergforetagen AB, Class B	37,854	$1,494,007
Lifco AB, Class B	327,754	4,735,989
Nibe Industrier AB, Class B	2,113,822	16,861,475
Sagax AB, Class B	267,357	4,926,678
Sandvik AB	1,491,042	23,300,136
Svenska Cellulosa AB SCA, Class B	419,405	4,948,050
Swedish Match AB	2,131,571	21,922,970
Swedish Orphan Biovitrum AB(b)	237,716	4,378,588
Telefonaktiebolaget LM Ericsson, Class B	4,077,591	22,668,730
Volvo AB, Class A	281,934	4,815,892
Volvo Car AB, Class B(a)(b)	837,342	3,553,748
		384,271,243
Switzerland — 14.6%
ABB Ltd., Registered	1,490,485	41,391,214
Alcon Inc.	697,568	42,471,671
Bachem Holding AG, Class A	43,884	3,146,749
Barry Callebaut AG, Registered	4,988	9,436,856
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,489	14,289,989
Chocoladefabriken Lindt & Spruengli AG, Registered	153	14,869,892
Cie. Financiere Richemont SA, Class A, Registered	729,346	71,281,557
Clariant AG, Registered	198,082	3,183,338
Credit Suisse Group AG, Registered	1,297,583	5,375,185
EMS-Chemie Holding AG, Registered	9,825	6,177,870
Geberit AG, Registered	49,919	22,190,859
Givaudan SA, Registered	12,902	38,537,492
Kuehne + Nagel International AG, Registered	75,920	16,160,798
Logitech International SA, Registered	242,111	12,040,644
Lonza Group AG, Registered	104,117	53,597,755
Nestle SA, Registered	3,934,774	428,334,782
Partners Group Holding AG	32,200	28,902,172
Roche Holding AG, Bearer	37,320	15,147,818
Roche Holding AG, NVS	980,824	325,435,561
Schindler Holding AG, Participation Certificates, NVS	28,622	4,667,273
Schindler Holding AG, Registered	21,522	3,387,996
SGS SA, Registered	4,445	9,799,050
Siemens Energy AG(b)	301,928	3,519,761
SIG Group AG	427,438	8,216,671
Sika AG, Registered	204,097	46,018,921
Sonova Holding AG, Registered	74,985	17,723,727
STMicroelectronics NV	954,328	29,673,817
Straumann Holding AG	155,321	14,782,102
Swiss Re AG	210,847	15,662,719
Temenos AG, Registered	89,209	5,313,178
VAT Group AG(c)	37,834	8,637,548
		1,319,374,965
United Kingdom — 9.8%
Ashtead Group PLC	620,380	32,317,468
Associated British Foods PLC	496,878	7,701,248
AstraZeneca PLC	1,081,482	126,892,573
Auto Trader Group PLC(c)	1,319,265	7,896,821
AVEVA Group PLC	168,366	6,025,515
Barclays PLC	8,130,834	13,816,334
Bunzl PLC	470,575	15,333,918
Burberry Group PLC	557,562	11,617,974
CNH Industrial NV	1,430,564	18,507,317
Coca-Cola Europacific Partners PLC	287,441	13,524,099
Compass Group PLC	2,490,770	52,460,136
Croda International PLC	194,871	15,096,566

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Diageo PLC	3,196,968	$131,563,102
Entain PLC	818,185	11,836,327
Experian PLC	1,286,434	41,018,282
Ferguson PLC	299,723	32,687,392
Halma PLC	530,473	12,863,588
Hikma Pharmaceuticals PLC	242,367	3,479,232
Informa PLC	2,047,477	13,046,354
InterContinental Hotels Group PLC	257,166	13,817,710
Intertek Group PLC	225,071	9,428,888
JD Sports Fashion PLC	3,600,043	4,022,796
London Stock Exchange Group PLC	460,468	39,914,284
Melrose Industries PLC	6,103,347	8,186,924
Next PLC	184,641	10,428,454
NMC Health PLC, NVS(d)	50,450	1
Ocado Group PLC(b)	402,253	2,180,732
Prudential PLC	3,839,655	35,669,084
Reckitt Benckiser Group PLC	498,476	33,080,839
RELX PLC	2,689,642	72,245,082
Rentokil Initial PLC	3,506,585	21,881,456
Rolls-Royce Holdings PLC(b)	11,680,877	10,476,142
Sage Group PLC (The)	923,579	7,697,782
Segro PLC	1,091,017	9,819,152
Severn Trent PLC	226,917	6,512,453
Smith & Nephew PLC	429,724	5,078,006
Spirax-Sarco Engineering PLC	102,672	12,652,628
Tesco PLC	3,728,987	9,210,152
Whitbread PLC	140,970	4,149,042
		884,135,853
Total Common Stocks — 99.2%
(Cost: $10,129,910,375)	.	8,942,680,653

Preferred Stocks

Germany — 0.3%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	158,969	16,259,960
Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	34,101	$12,023,680
		28,283,640

Total Preferred Stocks — 0.3%
(Cost: $23,923,242)		28,283,640

Total Long-Term Investments — 99.5%
(Cost: $10,153,833,617)		8,970,964,293

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	51,584,588	51,574,271
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	2,620,000	2,620,000

Total Short-Term Securities — 0.6%
(Cost: $54,194,420)		54,194,271

Total Investments — 100.1%
(Cost: $10,208,028,037)		9,025,158,564

Liabilities in Excess of Other Assets — (0.1)%		(9,141,021)

Net Assets — 100.0%		$9,016,017,543

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,380,895	$21,191,732	(a)	$—	$6,789	$(5,145)	$51,574,271	51,584,588	$127,699	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,190,000	430,000	(a)	—	—	—	2,620,000	2,620,000	19,173		—
					$6,789	$(5,145)	$54,194,271		$146,872		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
October 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	112	12/08/22	$14,483	$179,700
Euro STOXX 50 Index	546	12/16/22	19,496	613,620
FTSE 100 Index	84	12/16/22	6,852	(236,202)
				$557,118

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$73,283,446	$8,869,397,206	$1	$8,942,680,653
Preferred Stocks	16,259,960	12,023,680	—	28,283,640
Money Market Funds	54,194,271	—	—	54,194,271
	$143,737,677	$8,881,420,886	$1	$9,025,158,564
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$793,320	$—	$793,320
Liabilities
Futures Contracts	—	(236,202)	—	(236,202)
	$—	$557,118	$—	$557,118

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares